Goodwill	12 Months Ended
Dec. 31, 2024
GOODWILL.
Goodwill

15.  GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units and changes as of  December 31, 2024 and 2023:

Company	Cash Generating Unit	Opening Balance 01-01-2023	Foreign Currency Translation	Closing Balance 12-31-2023	Foreign Currency Translation	Closing Balance 12-31-2024
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	2,240,478	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	90,462,357	—	90,462,357	—	90,462,357
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	756,642,815	—	756,642,815
Enel Green Power Chile S.A.	Enel Green Power Chile	24,845,615	617,178	25,462,793	3,464,440	28,927,233
Geotérmica del Norte	Enel Green Power Chile	93,290	2,317	95,607	13,008	108,615
Parque Eólico Talinay Oriente	Enel Green Power Chile	9,328,874	231,734	9,560,608	1,300,806	10,861,414
Total		883,613,429	851,229	884,464,658	4,778,254	889,242,912

According to the Group Management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2024 and 2023 (see Note 3 e).

The origin of the goodwill is detailed below:

1.	Enel Colina S.A.

On December 31, 1996, Enel Distribución Chile S.A acquired 100% of Empresa Eléctrica de Colina Ltda. (currently Enel Colina S.A.) from Inversiones Saint Thomas S.A., a company that is neither directly or indirectly related to Enel Distribución Chile S.A.

2.	Enel Distribución Chile S.A.

On November 2000, Enersis S.A. (currently Enel Américas S.A.) acquired through a public tender offer, an additional ownership interest of 25.4% in Enel Distribución Chile S.A., reaching 99.09% ownership.

3.	Enel Generación Chile S.A.

On May 11, 1999, Enersis S.A. (currently Enel Américas S.A.) acquired an additional 35% ownership interest in Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) achieving 60% ownership of the generation company, through a public tender offer in the Santiago Stock Exchange and the purchase of shares in the United States (30% and 5%, respectively).

On October 1, 2019, GasAtacama Chile S.A. merged with Enel Generación Chile S.A., with the latter being the legal surviving company. The resulting goodwill was directly recognized in Enel Generación Chile S.A.:

3.1 GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 50% ownership interest in GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada), previously held by Southern Cross Latin América Private Equity Fund III L.P.

3.2.GasAtacama Chile S.A. (formerly Empresa Eléctrica Pangue S.A.)

On July 12, 2002, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A., upon exercise of the sale option by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A., with the latter being the legal surviving company.

3.3. GasAtacama Chile S.A. (formerly Compañía Eléctrica San Isidro S.A.)

On August 11, 2005, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired an ownership interest in Inversiones Lo Venecia Ltda., whose sole asset was a 25% interest in San Isidro S.A.

On September 1, 2013, Compañía Eléctrica San Isidro S.A. merged with Endesa Eco S.A., with the latter being the legal surviving company.

On November 1, 2013, Endesa Eco S.A. merged with Compañía Eléctrica Tarapacá S.A., with the latter being the legal surviving company.

On November 1, 2016, Compañía Eléctrica Tarapacá S.A. merged with GasAtacama Chile S.A., with the latter being the legal surviving company.

4.	Enel Green Power Chile S.A.

On March 26, 2013, Enel Green Power Chile S.A. acquired ownership interest in Parque Eólico Talinay Oriente S.A.

In addition, on August 6, 2001, Enel Green Power Chile S.A. acquired interests on the companies Empresa Eléctrica Panguipulli S.A. and Empresa Eléctrica Puyehue S.A., where subsequently Puyehue merged into Panguipulli and the latter became the legal surviving company. On July 1, 2020, Empresa Eléctrica Panguipulli S.A. was absorbed by Parque Eólico Taltal SpA and the latter became the legal surviving company. On August 1, 2020, Parque Eólico Taltal SpA merged with Almeyda Solar SpA and the latter became the legal surviving company. Finally, on January 1, 2021, Almeyda Solar SpA merged with Enel Green Power Chile S.A. and the latter became the legal surviving company.